Balance Sheet Details (Accounts Payable and Accrued Liabilities) (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts payable and accrued liabilities	$ 1,261,000	$ 536,000
AmpliPhi Biosciences Corporation [Member]
Accounts payable		729,000	$ 578,000
Accrued compensation		1,352,000	1,050,000
Other accrued expenses		453,000	302,000
Dividends payable		38,000	38,000
Accounts payable and accrued liabilities		2,572,000	1,968,000
C3J [Member]
Accounts payable and accrued liabilities		$ 727,000	$ 470,000